Income Tax - Summary of Major Components of Income Tax Expense / Benefit (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense / benefit
Current income tax expense	₽ (58)	₽ (111)	₽ (9)
Deferred tax (expense) / benefit	56	(119)	188
Tax provision	0	0	37
Income tax (expense) / benefit	₽ (2)	₽ (230)	₽ 216